Segment Information - Schedule of Reconciliation of Assets from Segment to Consolidated (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Assets	$ 2,402	$ 2,063	$ 2,656	$ 14,314
SES Foreign Operating [Member]
Assets		103	215	7,402
Technology Licensing and Related Services [Member]
Assets		1,015	1,018	984
Corporate [Member]
Assets		$ 945	$ 1,423	$ 5,928